Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable	$ 0.3	$ 1.4
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	10,000,000	10,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	166,207,190	115,745,455
Common stock, shares outstanding	166,207,190	115,745,455